Notes to the consolidated financial statements - Operative Expenses (Details) - Operative expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes to the Consolidated Statements of Operations
Personnel	€ (113,422)	€ (99,924)	€ (94,655)
Materials	(78,767)	(121,873)	(278,542)
Third-party services	(67,905)	(39,501)	(708,636)
Maintenance and lease	(15,356)	(9,381)	(7,528)
Amortization and depreciation	(27,229)	(26,641)	(17,232)
Impairment of equipment	(8,085)	(24,948)	(22,810)
Patents and fees to register a legal right	(6,666)	(3,813)	(3,199)
Legal and other professional services	(10,160)	(10,394)	(9,230)
Other	(8,170)	(17,064)	(14,415)
Total	€ (335,760)	€ (353,539)	€ (1,156,247)